JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

April 17, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Prime Money Market Fund

JPMorgan Tax Free Money Market Fund (the “Funds”)

File No. 811-21295 and 333-103022

Ladies and Gentlemen:

We hereby submit for filing via EDGAR on behalf of the Trust pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 491 under the 1933 Act (Amendment No. 492 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

This Amendment is being filed to reflect changes in the Funds’ disclosure in connection with the annual update of the Funds’ registration statements. As discussed with Alison White, this filing is intended to serve as a representative filing of these changes and only includes Morgan and Class C Shares of the Funds. If you have any questions or comments, please contact me at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary